                                                             File Nos. 333-16929
                                                                        811-7947

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 7

                           FULCRUM SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              (Exact Name of Trust)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                                 (508) 855-1000
               (Registrant's telephone number including area code)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            Mary Eldridge, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
                (Name and complete address of agent for service)


             It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
       ----
         X   on July 1, 2000 pursuant to paragraph (b) of Rule 485
       ----
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ----
             on (date) pursuant to paragraph (a) (1) of Rule 485
       ----
             this post-effective amendment designates a new effective
       ----  date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 6 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of the Fulcrum Separate Account of First Allmerica Financial Life Insurance Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 5 on April 28, 2000, and is incorporated by reference herein.




             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                   CAPTION IN PROSPECTUS
-----------------                   ---------------------
1...................................Cover Page

2...................................Special Terms

3...................................Summary of  Fees and Expenses;  Summary of Contract Features

4...................................Condensed Financial Information;  Performance Information

5...................................Description of the Companies, the Variable Accounts and the Underlying Investment
                                    Companies

6...................................Charges and Deductions

7...................................Description of the Contract

8...................................Electing the Form of Annuity and the Annuity Date; Description of Variable
                                    Annuity Payout Options; Annuity Benefit Payments

9...................................Death Benefit

10..................................Payments;  Computation of  Values;  Distribution

11..................................Surrender;  Withdrawals;   Charge for Surrender and Withdrawals; Withdrawal
                                    Without Surrender Charge; Texas Optional Retirement Program

12..................................Federal Tax Considerations

13..................................Legal Matters

14..................................Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO                    CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
15..................................Cover Page

16..................................Table of Contents

17..................................General Information and History

18..................................Services

19..................................Underwriters

20..................................Underwriters

21..................................Performance Information

22..................................Annuity Benefit Payments

23..................................Financial Statements

                            FULCRUM SEPARATE ACCOUNT
                               (THE FULCRUM FUND)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                     ***

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust for shares of the Strategic Income Portfolio of The Fulcrum Trust, which shares are currently held by sub-accounts of the Fulcrum Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Strategic Income Portfolio will no longer be offered under the Contract.

The investment adviser of the Select Investment Grade Income Fund is Allmerica Asset Management, Inc.

The investment objective of the Select Investment Grade Income Fund is to seek as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

The following expense information on the Select Investment Grade Income Fund is added to the Annual Underlying Fund Expenses table in the SUMMARY OF FEES AND EXPENSES section:

                                                                             OTHER EXPENSES
                                                        MANAGEMENT FEE         (AFTER ANY              TOTAL FUND
                                                          (AFTER ANY           APPLICABLE          EXPENSES (AFTER ANY
FUND                                                  VOLUNTARY WAIVERS)     REIMBURSEMENTS)     WAIVERS/REIMBURSEMENTS)
----                                                  -----------------      --------------      -----------------------
Select Investment Grade Income Fund                       0.43%                 0.07%                   0.50%(9)


(9) Until further notice, AFIMS has declared a voluntary expense limitation of 1.00% for the Select Investment Grade Income Fund. The total operating expenses of the Fund were less than its expense limitation throughout 1999. The limitation may be terminated at any time.


The following cumulative expense information is added to Expense Examples
(1)(a), (1)(b), (2)(a) and (2)(b):

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, or any fixed period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider:**

FUND                                          1 YEAR         3 YEARS         5 YEARS       10 YEARS
----                                          ------         -------         -------       --------
Select Investment Grade Income Fund.....        $82           $110            $139           $235


(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, or any fixed period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:

FUND                                          1 YEAR         3 YEARS         5 YEARS       10 YEARS
----                                          ------         -------         -------       --------
Select Investment Grade Income Fund.....       $84           $117             $151           $261

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable period certain option of ten years or longer, or if you do not surrender or annuitize the Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**

FUND                                          1 YEAR         3 YEARS         5 YEARS       10 YEARS
----                                          ------         -------         -------       --------
Select Investment Grade Income Fund.....       $21            $64             $109           $235

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable period certain option of ten years or longer, or if you do not surrender or annuitize the Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:

FUND                                          1 YEAR         3 YEARS         5 YEARS       10 YEARS
----                                          ------         -------         -------       --------
Select Investment Grade Income Fund.....       $23            $71             $122           $261


Under D. Transfer Privilege-Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options in the DESCRIPTION OF THE CONTRACT section, the first sentence now reads as follows:

"The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Select Investment Grade Income Fund, Money Market Fund or the Fixed Account (the "source accounts") to one or more of the Sub-Accounts."


                                   ***


Supplement Dated July 1, 2000

                            FULCRUM SEPARATE ACCOUNT
                               (THE FULCRUM FUND)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                       ***
Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust for shares of the Strategic Income Portfolio of The Fulcrum Trust, which shares are currently held by sub-accounts of the Fulcrum Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Strategic Income Portfolio will no longer be offered under the Contract.



                                       ***


Supplement Dated July 1, 2000

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for First Allmerica Financial Life Insurance Company and
         Financial Statements for Fulcrum Separate Account of First Allmerica Financial Life Insurance Company were previously filed on April 28, 2000 in Post-Effective Amendment No. 5, and are incorporated by reference herein.

              Financial Statements Included in Part C
              None

     (b) EXHIBITS

    EXHIBIT 1 Vote of Board of Directors of the Company Authorizing Establishment of Registrant dated June 13, 1996 was previously filed in Registrant's Initial Registration Statement on November 27, 1996, and is incorporated by reference herein.

    EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

    Exhibit 3 Sales Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 1, and is incorporated by reference herein.

    EXHIBIT 4 Amended Specifications Page was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein. Contract Form was previously filed in Registrant's Initial Registration Statement on November 27, 1996, and is incorporated by reference herein.

    EXHIBIT 5 Form of Amended Application was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein. Application Form was previously filed in Registrant's Initial Registration Statement on November 27, 1996, and is incorporated by reference herein.

    EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's Initial Registration Statement on November 27, 1996, and are incorporated by reference herein.

    EXHIBIT 7       Not Applicable.

    EXHIBIT 8       (a)    BFDS Agreements for lockbox and mailroom services
                           were previously filed on April 30, 1998 in Post-Effective Amendment No. 1, and are incorporated by reference herein.

                    (b)    Directors' Power of Attorney is filed herewith.

    EXHIBIT 9       Opinion of Counsel is filed herewith.

    EXHIBIT 10      Consent of Independent Accountants is filed herewith.

    EXHIBIT 11      None.

    EXHIBIT 12      None.

    EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 28, 2000 in Post-Effective Amendment No. 5 of Registration Statement
                    No. 333-16929/811-7947, and is incorporated by reference herein.

    EXHIBIT 14      Not Applicable

    EXHIBIT 15      (a)    Participation Agreement with The Palladian Trust was
                           previously filed on August 27, 1998 in Post-Effective
                           Amendment No. 2 and is incorporated by reference herein.

                    (b) Participation Agreement with Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                    (c) Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement
                           No. 33-71054/811-8114, and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                    (d) Form of Amendment to Delaware Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement
                           No. 33-71054/811-8114, and is incorporated by reference herein. Second Amendment to Participation Agreement with Delaware Group Premium Fund was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Group Fund and First Amendment were previously filed in Registration Statement
                           No. 33-71054, Post-Effective Amendment No. 9, and are incorporated by reference herein.

                    (e) Participation Agreement with Lazard Retirement Series, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                    (f) Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                    (g) Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                    (h) Participation Agreement with PBHG Insurance Series Fund, Inc. was previously filed on October 15, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                       ----------------------------------------------
Bruce C. Anderson                        Director (since 1996), Vice President (since 1984) and Assistant
  Director and Vice President            Secretary (since 1992) of First Allmerica

Warren E. Barnes                         Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                     First Allmerica
  Corporate Controller

Mark R. Colborn                          Director (since 2000) and Vice President (since 1992) of First
  Director and Vice President            Allmerica

Mary Eldridge                            Secretary (since 1999) of Allmerica Financial; Secretary (since 1999)
  Secretary                              of Allmerica Investments, Inc.; and Secretary (since 1999) of
                                         Allmerica Financial Investment Management Services, Inc.

J. Kendall Huber                         Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and           2000); Vice President (1999) of Promos Hotel Corporation; Vice
General Counsel                          President & Deputy General Counsel (1998-1999) of Legg Mason, Inc.;
                                         Vice President and Deputy General Counsel (1995-1998) of USF&G
                                         Corporation

John P. Kavanaugh                        Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and           (since 1991) of First Allmerica; Vice President (since 1998) of
  Chief Investment Officer               Allmerica Financial Investment Management Services, Inc.; and
                                         President (since 1995) and Director
                                         (since 1996) of Allmerica Asset
                                         Management, Inc.

J. Barry May                             Director (since 1996) of First Allmerica; Director and President
 Director                                (since 1996) of The Hanover Insurance Company; and Vice President
                                         (1993 to 1996) of The Hanover Insurance Company

James R. McAuliffe                       Director (since 1996) of First Allmerica; Director (since 1992),
  Director                               President (since 1994) and Chief Executive Officer (since 1996) of
                                         Citizens Insurance Company of America

Mark C. McGivney                         Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer           Allmerica; Associate, Investment Banking (1996 -1997) of Merrill Lynch
                                         & Co.; Associate, Investment Banking (1995) of Salomon Brothers, Inc.;
                                         Treasurer (since 2000) of Allmerica Investments, Inc., Allmerica Asset
                                         Management, Inc. and Allmerica Financial Investment Management
                                         Services, Inc.

John F. O'Brien                          Director, President and Chief Executive Officer (since 1989) of First
  Director, President and Chief          Allmerica
Executive Officer

Edward J. Parry, III                     Director and Chief Financial Officer (since 1996), Vice President
  Director, Vice President,              (since 1993), and Treasurer (1993 - 2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                        Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President            Allmerica; President (since 1995) of Allmerica Financial Life
                                         Insurance and Annuity Company; Director (since 1990) of Allmerica
                                         Investments, Inc.; and Director and President (since 1998) of
                                         Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                  Director and Vice President (since 1998) of First Allmerica; Director
  Director and Vice President            (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                         (1996 to 1998) of Travelers Property &
                                         Casualty; Senior Vice President (1993
                                         to 1996) of Aetna Life & Casualty
                                         Company

Eric A. Simonsen                         Director (since 1996) and Vice President (since 1990) of First
Director and Vice President              Allmerica; Director (since 1991) of Allmerica Investments, Inc.; and
                                         Director (since 1991) of Allmerica Financial Investment Management
                                         Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

   NAME                                        ADDRESS                          TYPE OF BUSINESS
   ----                                        -------                          ----------------
AAM Equity Fund                                 440 Lincoln Street              Massachusetts Grantor Trust
                                                Worcester MA 01653

AAM Growth &  Income Fund, L.P                  440 Lincoln Street              Limited Partnership
                                                Worcester MA 01653

Advantage Insurance Network Inc.                440 Lincoln Street              Insurance Agency
                                                Worcester MA 01653

AFC Capital Trust I                             440 Lincoln Street              Statutory Business Trust
                                                Worcester MA 01653

Allmerica Asset Management Limited              440 Lincoln Street              Investment advisory services
                                                Worcester MA 01653

Allmerica Asset Management, Inc.                440 Lincoln Street              Investment advisory services
                                                Worcester MA 01653
Allmerica Benefits, Inc.                        440 Lincoln Street              Non-insurance medical services
                                                Worcester MA 01653

Allmerica Equity Index Pool                     440 Lincoln Street              Massachusetts Grantor Trust
                                                Worcester MA 01653

Allmerica Financial Alliance Insurance          100 North Parkway               Multi-line property and casualty
Company                                         Worcester MA 01605              insurance


Allmerica Financial Benefit Insurance           100 North Parkway               Multi-line property and casualty
Company                                         Worcester MA 01605              insurance


Allmerica Financial Corporation                 440 Lincoln Street              Holding Company
                                                Worcester MA 01653

Allmerica Financial Insurance                   440 Lincoln Street              Insurance Broker
Brokers, Inc.                                   Worcester MA 01653

Allmerica Financial Life Insurance              440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known             Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                   annuities and variable life insurance

Allmerica Financial Services Insurance          440 Lincoln Street              Insurance Agency
Agency, Inc.                                    Worcester MA 01653

Allmerica Funding Corp.                         440 Lincoln Street              Special purpose funding vehicle for
                                                Worcester MA 01653              commercial paper

Allmerica, Inc.                                 440 Lincoln Street              Common employer for Allmerica
                                                Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                  440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly             Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                 440 Lincoln Street              Investment advisory services
Company, Inc.                                   Worcester MA 01653



Allmerica Investments, Inc.                     440 Lincoln Street              Securities, retail broker-dealer
                                                Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of  200 Southbridge Parkway Suite   Insurance Agency
Alabama                                         400
                                                Birmingham, AL 35209

Allmerica Investments Insurance Agency of       14211 Commerce Way              Insurance Agency
Florida, Inc.                                   Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of   1455 Lincoln Parkway            Insurance Agency
Georgia                                         Suite 300
                                                Atlanta, GA 30346

Allmerica Investment Insurance Agency Inc. of   Barkley Bldg-Suite 105          Insurance Agency
Kentucky                                        12700 Shelbyville Road
                                                Louisiana, KY 40423

Allmerica Investments Insurance Agency Inc. of  631 Lakeland East Drive         Insurance Agency
Mississippi                                     Flowood, MS 39208

Allmerica Investment Trust                      440 Lincoln Street              Investment Company

                                                Worcester MA 01653

Allmerica Plus Insurance                        440 Lincoln Street              Insurance Agency
Agency, Inc.                                    Worcester MA 01653

Allmerica Property & Casualty                   440 Lincoln Street              Holding Company
Companies, Inc.                                 Worcester MA 01653

Allmerica Securities Trust                      440 Lincoln Street              Investment Company
                                                Worcester MA 01653

Allmerica Services Corporation                  440 Lincoln Street              Internal administrative services
                                                Worcester MA 01653              provider to Allmerica Financial
                                                                                Corporation entities


Allmerica Trust Company, N.A.                   440 Lincoln Street              Limited purpose national trust
                                                Worcester MA 01653              company

AMGRO, Inc.                                     100 North Parkway               Premium financing
                                                Worcester MA 01605

Citizens Corporation                            440 Lincoln Street              Holding Company
                                                Worcester MA 01653

Citizens Insurance Company of America           645 West Grand River            Multi-line property and casualty
                                                Howell MI 48843                 insurance

Citizens Insurance Company of Illinois          333 Pierce Road                 Multi-line property and casualty
                                                Itasca IL 60143                 insurance

Citizens Insurance Company of the               3950 Priority Way               Multi-line property and casualty
Midwest                                         South Drive, Suite 200          insurance
                                                Indianapolis IN 46280

Citizens Insurance Company of Ohio              8101 N. High Street             Multi-line property and casualty
                                                P.O. Box 342250                 insurance
                                                Columbus OH 43234

Citizens Management, Inc.                       645 West Grand River            Services management company
                                                Howell MI 48843

Financial Profiles                              5421 Avenida Encinas            Computer software company
                                                Carlsbad, CA  92008

First Allmerica Financial Life Insurance        440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life             Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                          440 Lincoln Street              Holding Company
                                                Worcester MA 01653


First Sterling Reinsurance Company              440 Lincoln Street              Reinsurance Company
Limited                                         Worcester MA 01653

Greendale Special Placements Fund               440 Lincoln Street              Massachusetts Grantor Trust
                                                Worcester MA 01653

The Hanover American Insurance                  100 North Parkway               Multi-line property and casualty
Company                                         Worcester MA 01605              insurance

The Hanover Insurance Company                   100 North Parkway               Multi-line property and casualty
                                                Worcester MA 01605              insurance

Hanover Texas Insurance Management              801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                   Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company               Hanover Lloyd's Insurance       Multi-line property and casualty
                                                Company                         insurance

Lloyds Credit Corporation                       440 Lincoln Street              Premium financing service
                                                Worcester MA 01653              franchises

Massachusetts Bay Insurance Company             100 North Parkway               Multi-line property and casualty
                                                Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.         440 Lincoln Street              Risk management services
                                                Worcester MA 01653




ITEM 27.     NUMBER OF CONTRACT OWNERS

As of May 31, 2000 there were 52 Contract holders of qualified Contracts and 49 Contract holders of non-qualified Contracts.

ITEM 28.   INDEMNIFICATION

Article VIII of the Bylaws of First Allmerica Financial Life Insurance Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         X EVL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         X   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
              440 Lincoln Street
              Worcester, Massachusetts 01653

         NAME                          POSITION OR OFFICE WITH UNDERWRITER
         ----                          -----------------------------------

Margaret L. Abbott             Vice President

Emil J. Aberizk, Jr            Vice President

Edward T. Berger               Vice President and Chief Compliance Officer

Michael J. Brodeur             Vice President Operations

Mark R. Colborn                Vice President

Claudia J. Eckels              Vice President

Mary M. Eldridge               Secretary/Clerk

Philip L. Heffernan            Vice President

J. Kendall Huber               Director

Mark C. McGivney               Treasurer

Willi am F. Monroe, Jr.        President, Director and Chief Executive Officer

David J. Mueller               Vice President, Chief Financial Officer,
                               Financial Operations Principal and Controller

Stephen Parker                 Vice President and Director

Richard M. Reilly              Director and Chairman of the Board

Eric A. Simonsen               Director

(c)  As indicated in Part B (Statement of Additional Information) in response to
     Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

      (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

      (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

      4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

              Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 14th day of June, 2000.

                           FULCRUM SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                              By: /s/ Mary Eldridge
                                  ----------------------------
                                  Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                TITLE                                    DATE

/s/ Warren E. Barnes      Vice President and Corporate Controller  June 14, 2000
--------------------
Warren E. Barnes

Edward J. Parry*          Director, Vice President and Chief
------------------------  Financial Officer

Richard M. Reilly*        Director and Vice President
------------------------

John F. O'Brien*          Director, President and Chief Executive
------------------------  Officer

Bruce C. Anderson*        Director and Vice President
------------------------

Mark R. Colborn*          Director and Vice President
------------------------

John P. Kavanaugh*        Director, Vice President and Chief
------------------------  Investment Officer

J. Kendall Huber*         Director, Vice President and General
------------------------  Counsel

J. Barry May*             Director
------------------------

James R. McAuliffe*       Director
------------------------

Robert P. Restrepo, Jr.*  Director and Vice President
------------------------

Eric A. Simonsen*         Director and Vice President
------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-16929)

                                  EXHIBIT TABLE


Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants